Organization and Business Description (Details) - USD ($)	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2025
Schedule of Subsidiaries [Line Items]
Cash	$ 4,905,206	$ 3,751,921
Working capital deficit	$ 29,759,984	$ 30,294,954
Forecast [Member]
Schedule of Subsidiaries [Line Items]
Cash and cash equivalents			$ 5,614,273